Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	Karyopharm Therapeutics Inc.
Entity Central Index Key	0001503802
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer